Investments in Associates and Joint Ventures - Summary of Financial Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Current assets	$ 664,167	$ 219,698
Current liabilities	436,365	75,165
Revenues	247,939	55,196
Depreciation and amortization	(63,371)	(12,088)
Income tax expense (recovery)	30,307	(8,100)
Other comprehensive income	(72,166)	(6,585)
Comprehensive income	(370,090)	62,642
Total for Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents	73,519	390,223
Current assets	229,704	560,322
Non-current assets	526,523	315,328
Current financial liabilities, excluding trade and other payables and provisions	22,494	3,121
Current liabilities	58,508	72,522
Non-current financial liabilities	100,145	93,353
Non-current liabilities	109,630	152,217
Revenues	140,063	224,647
Depreciation and amortization	(30,040)	(4,576)
Interest income	1,691	381
Interest expense	(31,571)	(2,012)
Income tax expense (recovery)	(16,000)	751
Loss from continued operations	(55,742)	(11,560)
Loss from discontinued operations, net tax	(916)	(242)
Other comprehensive income	(2,533)	1,402
Comprehensive income	(59,190)	(10,426)
Cann Group
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents	43,752	48,243
Current assets	69,620	79,225
Non-current assets	7,208	5,258
Current financial liabilities, excluding trade and other payables and provisions	4	4
Current liabilities	1,394	887
Non-current financial liabilities	0	16
Non-current liabilities	13	16
Revenues		552
Depreciation and amortization	0	0
Interest income	1,691	0
Interest expense	(21)	(7)
Income tax expense (recovery)	0	0
Loss from continued operations	(9,276)	(3,334)
Loss from discontinued operations, net tax	0	0
Other comprehensive income	0	0
Comprehensive income	(9,276)	(3,334)
Alcanna
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents	22,115	78,595
Current assets	149,835	197,131
Non-current assets	480,070	252,262
Current financial liabilities, excluding trade and other payables and provisions	22,237	1,380
Current liabilities	54,375	54,263
Non-current financial liabilities	73,364	72,697
Non-current liabilities	73,364	131,561
Revenues	136,424	223,991
Depreciation and amortization	(30,040)	(4,455)
Interest income	0	0
Interest expense	(22,872)	(1,916)
Income tax expense (recovery)	(16,000)	751
Loss from continued operations	(37,180)	(2,108)
Loss from discontinued operations, net tax	(916)	(242)
Other comprehensive income	(2,532)	1,402
Comprehensive income	(40,628)	(974)
Capcium
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents	6,701	252
Current assets	9,297	11,935
Non-current assets	39,245	6,701
Current financial liabilities, excluding trade and other payables and provisions	229	0
Current liabilities	2,282	1,293
Non-current financial liabilities	26,781	18,583
Non-current liabilities	36,253	18,583
Revenues	3,630	104
Depreciation and amortization	0	0
Interest income	0	0
Interest expense	(8,678)	0
Income tax expense (recovery)	0	0
Loss from continued operations	(8,125)	(69)
Loss from discontinued operations, net tax	0	0
Other comprehensive income	0	0
Comprehensive income	(8,125)	(69)
TGOD
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents		261,816
Current assets		270,712
Non-current assets		48,078
Current financial liabilities, excluding trade and other payables and provisions		0
Current liabilities		13,992
Non-current financial liabilities		0
Non-current liabilities		0
Revenues		0
Depreciation and amortization		(121)
Interest income		381
Interest expense		(32)
Income tax expense (recovery)		0
Loss from continued operations		(5,578)
Loss from discontinued operations, net tax		0
Other comprehensive income		0
Comprehensive income		(5,578)
CTT
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents	950	1,311
Current assets	952	1,311
Non-current assets	0	0
Current financial liabilities, excluding trade and other payables and provisions	25	36
Current liabilities	458	386
Non-current financial liabilities	0	53
Non-current liabilities	0	53
Revenues	9	0
Depreciation and amortization	0	0
Interest income		0
Interest expense	0	0
Income tax expense (recovery)	0	0
Loss from continued operations	(1,161)	(387)
Loss from discontinued operations, net tax	0	0
Other comprehensive income	(1)	0
Comprehensive income	$ (1,160)	(387)
Other
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents		6
Current assets		8
Non-current assets		3,029
Current financial liabilities, excluding trade and other payables and provisions		1,701
Current liabilities		1,701
Non-current financial liabilities		2,004
Non-current liabilities		2,004
Revenues		0
Depreciation and amortization		0
Interest income		0
Interest expense		(57)
Income tax expense (recovery)		0
Loss from continued operations		(84)
Loss from discontinued operations, net tax		0
Other comprehensive income		0
Comprehensive income		$ (84)